HELD-TO-MATURITY INVESTMENTS - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS
Held-to-maturity financial assets	$ 139,490	$ 108,923
Interest received	4,729	1,907
Expected credit losses recognized	0	0
U.S. treasury bills
INVESTMENTS
Held-to-maturity financial assets	139,490	90,430
Interest receivables	$ 1,377	1,095
Time deposit
INVESTMENTS
Held-to-maturity financial assets		18,493
Interest receivables		$ 575
Minimum
INVESTMENTS
Maturity period (months)	3 months
Maximum
INVESTMENTS
Maturity period (months)	12 months